INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income taxes paid (refund) [abstract]
INCOME TAXES [Text Block]

14. INCOME TAXES

a.   Rate reconciliation

The income tax expense or recovery reported by the Company differs from the amounts obtained by applying statutory rates to the loss and comprehensive loss.  A reconciliation of the income tax provision computed at statutory rates to the reported income tax provision is provided below:

For the year ended December 31,	2022	2021

Statutory tax rate	27.00%	27.00%

Loss before taxes	4,994,178	3,708,888

Income tax recovery calculated at statutory rate	1,348,428	1,001,400

Non-deductible expenditures	(422,495)	(335,976)
Flow-through premium	205,072	242,266
Amounts expensed for tax purposes only	218,046	218,046
Unrecognized tax benefit	(1,349,051)	(1,125,736)

INCOME TAX	-	-

b. Deferred income tax asset and liabilities

The significant components of the Company's net deferred income tax asset and liabilities are as follows:

As at December 31,	2022	2021
	$	$
Deferred tax assets:
Operating losses carried forward	8,181,149	7,153,971
Share issuance costs	485,410	703,456
Other items	413,924	403,439

DEFERRED TAX ASSET	9,080,483	8,260,866

Deferred tax liabilities
Mineral property interests	3,351,389	1,999,946
Marketable securities	2,913	96,647

DEFERRED TAX LIABILITY	3,354,302	2,096,593

Unrecognized Deferred tax assets	5,726,181	6,170,273

UNRECOGNIZED DEFERRED INCOME TAX ASSET	5,726,181	6,170,273

c.  Non-capital losses

The Company has incurred non-capital losses that may be carried forward and used to reduce taxable income of future years. These losses totaled $30.3 million as at December 31, 2022 (2021 - $26.5 million) and will expire between 2031 and 2041.